DERIVATIVE INSTRUMENTS (Schedule of the Fair value of the outstanding non-designated foreign exchange contracts) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Derivative Instruments Schedule Of Fair Value Of Outstanding Non Designated Foreign Exchange Contracts
Fair value of foreign exchange non-designated hedge transactions	$ 7	$ 0
Fair value of foreign exchange non-designated hedge transactions	(67)	(13)
Total derivatives non-designated as hedging instruments	$ (60)	$ (13)